Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 10,313
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	5.00%	2.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	93.00%	28.00%
Number of individual securities comprising total gross unrealized losses	27	16
Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Total Fair Value	2,694
Fixed maturity securities:
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	9,568	5,273
Fair value of securities in a continuous unrealized loss position, 12 months or more	745	554
Total Fair Value	10,313	5,827
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(455)	(38)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(47)	(2)
Unrealized losses on securities in a continuous unrealized loss position	(502)	(40)
Fixed maturity securities: | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	2,174	547
Fair value of securities in a continuous unrealized loss position, 12 months or more	520	0
Total Fair Value	2,694	547
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(29)	(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(24)	0
Unrealized losses on securities in a continuous unrealized loss position	(53)	(1)
Fixed maturity securities: | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	7,394	4,726
Fair value of securities in a continuous unrealized loss position, 12 months or more	225	554
Total Fair Value	7,619	5,280
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(426)	(37)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(23)	(2)
Unrealized losses on securities in a continuous unrealized loss position	(449)	(39)
Equity securities: | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	2,966	394
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	472
Total Fair Value	2,966	866
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(171)	(3)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(102)
Unrealized losses on securities in a continuous unrealized loss position	$ (171)	$ (105)